INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2014
Income Tax Disclosure [Abstract]
Statutory federal tax rate reconciliation

	February 28, 2014	February 28, 2013
Income tax benefit at the federal statutory rate	34.00%	34.00%
Permanent differences	(3.62%)	(3.24)%
Increase in valuation allowance	(30.38%)	(30.76%)

Provision for income tax	0%	0%

Deferred tax assets
	2014	2013
Net operating loss carryforwards	$2,830,058	$1,573,290
Stock-based compensation	904,278	246,238
	3,734,336	1,819.528
Depreciation	(10,273)	(10,273)
	3,724,063	1,809,255
Less: Valuation allowance	(3,724,063)	(1,809,255)
Net deferred tax asset	$-	$-